Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Charges

5 Restructuring Charges

At each reporting date, we evaluate our restructuring liabilities, which consist primarily of termination benefits, to ensure that our accruals are still appropriate. In December 2015, we began the implementation of the planned restructuring and cost reduction activities in connection with the acquisition of Freescale. We recognized $216 million of employee severance costs and $23 million of other exit costs related to this plan in 2015.

There were no material new restructuring projects in 2014 and 2013

The following table presents the changes in the position of restructuring liabilities in 2015 by segment:

	Balance January 1, 2015	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2015

HPMS	14	226	(17)	(1)	12	234
SP	5	8	(6)	—	(1)	6
Corporate and Other	21	5	(23)	(1)	(2)	—

	40	239	(46)	(2)	9	240

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2015 of $240 million is classified in the balance sheet under current liabilities ($197 million) and non-current liabilities ($43 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2014 by segment:

	Balance January 1, 2014	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2014

HPMS	46	6	(29)	(4)	(5)	14
SP	31	14	(35)	(4)	(1)	5
Corporate and Other	40	24	(34)	(8)	(1)	21

	117	44	(98)	(16)	(7)	40

(1)	Other changes primarily related to translation differences and internal transfers

The total restructuring liability as of December 31, 2014 of $40 million is classified in the balance sheet under current liabilities ($37 million) and non-current liabilities ($3 million).

In 2014 the Company recorded $44 million of additional restructuring liabilities which largely consisted of workforce reduction charges as a result of redundancy at our ICN 8 wafer fab in Nijmegen ($16 million) and our wafer fab in Hamburg ($5 million), workforce reduction charges of $4 million from the closure of the product line Standard Linear in Hamburg and $4 million from the transfer of R&D activities of Smart Analog from Nijmegen to other locations.

Releases of restructuring liabilities of $16 million were recorded in 2014. These releases related mainly to the earlier OPEX reduction program and the workforce reduction actions we took in 2014.

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The components of restructuring charges less releases recorded in the liabilities in 2015, 2014 and 2013 are as follows:

	2015	2014	2013

Personnel lay-off costs	239	43	10
Other exit costs	27	1	17
Release of provisions/accruals	(2)	(16)	(21)

Net restructuring charges	264	28	6

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2015	2014	2013

Cost of revenue	18	16	—
Selling, general and administrative	155	3	7
Research & development	91	9	(1)

Net restructuring charges	264	28	6